                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger B. Gorham
Title: Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


/s/ Roger B. Gorham                          New York, NY         May 13, 2009
-------------------------------------   ---------------------   ----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         73
Form 13F Information Table Value Total:   $580,489
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
2                            RSUI Indemnity Company
3                            Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/09

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
NABORS INDUSTRIES LTD        SHS            G6359F103    4,196    420,000 SH              X            2      X
NABORS INDUSTRIES LTD        SHS            G6359F103      549     55,000 SH              X            3      X
AT&T INC                     COM            00206R102    1,008     40,000 SH                   X       3      X
AGILENT TECHNOLOGIES INC     COM            00846U101      461     30,000 SH                   X       3      X
ALEXANDER & BALDWIN INC      COM            014482103      381     20,000 SH                   X       3      X
AMERICAN EXPRESS CO          COM            025816109      477     35,000 SH                   X       3      X
ANADARKO PETE CORP           COM            032511107   11,959    307,500 SH              X            2      X
ANADARKO PETE CORP           COM            032511107    3,597     92,500 SH              X            3      X
APACHE CORP                  COM            037411105   32,622    509,000 SH              X            2      X
APACHE CORP                  COM            037411105   10,030    156,500 SH              X            3      X
APPLIED MATLS INC            COM            038222105      538     50,000 SH                   X       3      X
AUTODESK INC                 COM            052769106      504     30,000 SH                   X       3      X
AUTOMATIC DATA PROCESSING IN COM            053015103      703     20,000 SH                   X       3      X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207    1,128        400 SH                   X       3      X
BHP BILLITON LTD             SPONSORED ADR  088606108   32,736    734,000 SH              X            2      X
BHP BILLITON LTD             SPONSORED ADR  088606108   11,864    266,000 SH              X            3      X
BOEING CO                    COM            097023105      534     15,000 SH                   X       3      X
BURLINGTON NORTHN SANTA FE C COM            12189T104  120,300  2,000,000 SH         X                 1      X
CARPENTER TECHNOLOGY CORP    COM            144285103    1,384     98,000 SH              X            2      X
CARPENTER TECHNOLOGY CORP    COM            144285103      824     58,400 SH              X            3      X
CATERPILLAR INC DEL          COM            149123101      419     15,000 SH                   X       3      X
CHESAPEAKE ENERGY CORP       COM            165167101      809     50,000 SH              X            2      X
CHESAPEAKE ENERGY CORP       COM            165167101    3,030    175,000 SH              X            3      X
CHEVRON CORP NEW             COM            166764100   14,120    210,000 SH              X            2      X
CHEVRON CORP NEW             COM            166764100   19,500    290,000 SH              X            3      X
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109    1,586    253,000 SH              X            2      X
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109      609     97,000 SH              X            3      X
CHUBB CORP                   COM            171232101    1,270     30,000 SH                   X       3      X
CINCINNATI FINL CORP         COM            172062101   16,009    700,000 SH         X                 1      X
COCA COLA CO                 COM            191216100    1,099     25,000 SH                   X       3      X
CONOCOPHILLIPS               COM            20825C104   12,531    320,000 SH              X            2      X
CONOCOPHILLIPS               COM            20825C104   21,734    555,000 SH              X            3      X
COSTCO WHSL CORP NEW         COM            22160K105    1,158     25,000 SH                   X       3      X
DEERE & CO                   COM            244199105      986     30,000 SH              X            3      X
DEVON ENERGY CORP NEW        COM            25179M103   17,988    402,500 SH              X            2      X
DEVON ENERGY CORP NEW        COM            25179M103   12,289    275,000 SH              X            3      X
DOW CHEM CO                  COM            260543103    1,770    210,000 SH              X            2      X
DOW CHEM CO                  COM            260543103    1,602    190,000 SH              X            3      X
DISNEY WALT CO               COM DISNEY     254687106      817     45,000 SH                   X       3      X
DU PONT EI DE NEMOURS & CO   COM            263534109      782     35,000 SH                   X       3      X
EOG RES INC                  COM            26875P101    3,450     63,000 SH              X            2      X
EOG RES INC                  COM            26875P101    5,859    107,000 SH              X            3      X
EMERSON ELEC CO              COM            291011104    1,000     35,000 SH                   X       3      X
EXXON MOBIL CORP             COM            30231G102    2,043     30,000 SH                   X       3      X
FPL GROUP INC                COM            302571104    9,588    189,000 SH              X            2      X
FPL GROUP INC                COM            302571104    3,855     76,000 SH              X            3      X
FEDEX CORP                   COM            31428X106      667     15,000 SH                   X       3      X
FREEPORT MCMORAN COPPER & GO COM            35671D857   19,055    500,000 SH              X            3      X
GENERAL ELECTRIC CO          COM            369604103      758     75,000 SH                   X       3      X
GLOBAL INDS LTD              COM            379336100   14,822  3,860,000 SH              X            2      X
GLOBAL INDS LTD              COM            379336100    6,586  1,715,000 SH              X            3      X
HELMERICH & PAYNE INC        COM            423452101    2,186     96,000 SH              X            2      X
HELMERICH & PAYNE INC        COM            423452101      319     14,000 SH              X            3      X
HOME DEPOT INC               COM            437076102      471     20,000 SH                   X       3      X
INTEL CORP                   COM            458140100    1,052     70,000 SH                   X       3      X
INTERNATIONAL BUSINESS MACHS COM            459200101    1,163     12,000 SH                   X       3      X
INTUIT                       COM            461202103      540     20,000 SH                   X       3      X
JP MORGAN CHASE & CO         COM            46625H100    4,705    177,000 SH              X            2      X
JP MORGAN CHASE & CO         COM            46625H100    1,940     73,000 SH              X            3      X
JOHNSON AND JOHNSON          COM            478160104    1,315     25,000 SH                   X       3      X
KELLOGG CO                   COM            487836108      916     25,000 SH                   X       3      X
KEY ENERGY SVCS INC          COM            492914106    1,426    495,000 SH              X            2      X
KEY ENERGY SVCS INC          COM            492914106      590    205,000 SH              X            3      X
LAUDER ESTEE COS INC         CL A           518439104      616     25,000 SH                   X       3      X
LILLY ELI & CO               COM            532457108    1,503     45,000 SH                   X       3      X


13F033109                                                                      1

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/09

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
MARRIOTT INTL INC NEW        CL A           571903202      573     35,000 SH                   X       3      X
MEDTRONIC INC                COM            585055106    1,179     40,000 SH                   X       3      X
MICROSOFT CORP               COM            594918104    1,561     85,000 SH                   X       3      X
NEWS CORP                    CL A           65248E104      463     70,000 SH                   X       3      X
NOBLE ENERGY INC             COM            655044105    1,616     30,000 SH                   X       3      X
NORDSTROM INC                COM            655664100      503     30,000 SH                   X       3      X
NOVARTIS AG                  SPONSORED ADR  66987V109      946     25,000 SH                   X       3      X
OCCIDENTAL PETE CORP DEL     COM            674599105   55,650  1,000,000 SH              X            3      X
OLD REP INTL CORP            COM            680223104   21,640  2,000,000 SH              X            3      X
PATTERSON-UTI ENERGY INC     COM            703481101    1,676    187,000 SH              X            2      X
PATTERSON-UTI ENERGY INC     COM            703481101      116     13,000 SH              X            3      X
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    7,663    251,500 SH              X            2      X
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    3,002     98,500 SH              X            3      X
PLAINS EXPL& PRODTN CO       COM            726505100    5,376    312,000 SH              X            2      X
PLAINS EXPL& PRODTN CO       COM            726505100    2,033    118,000 SH              X            3      X
PROCTER & GAMBLE CO          COM            742718109    1,413     30,000 SH                   X       3      X
SCHLUMBERGER LTD             COM            806857108    1,016     25,000 SH                   X       3      X
SIEMENS A G                  SPONSORED ADR  826197501      712     12,500 SH                   X       3      X
SIGMA ALDRICH CORP           COM            826552101      756     20,000 SH                   X       3      X
SONY CORP                    ADR NEW        835699307      516     25,000 SH                   X       3      X
STATE STR CORP               COM            857477103      462     15,000 SH                   X       3      X
SYSCO CORP                   COM            871829107      684     30,000 SH                   X       3      X
3M CO                        COM            88579Y101    1,094     22,000 SH                   X       3      X
TRICO MARINE SERVICES INC    COM NEW        896106200    1,817    865,000 SH              X            2      X
TRICO MARINE SERVICES INC    COM NEW        896106200      756    360,000 SH              X            3      X
WAL MART STORES INC          COM            931142103    1,563     30,000 SH                   X       3      X
WASHINGTON POST CO           CL B           939640108      536      1,500 SH                   X       3      X
WELLS FARGO & CO NEW         COM            949746101      285     20,000 SH                   X       3      X
XTO ENERGY INC               COM            98385X106    6,063    198,000 SH              X            2      X
XTO ENERGY INC               COM            98385X106    6,491    212,000 SH              X            3      X

GRAND TOTAL                                            580,489 22,997,800




13F033109                                                                      2